Note 1 - Description of Business, 2014 Events and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.	DESCRIPTION OF BUSINESS, 2014 EVENTS AND BASIS OF PRESENTATION

Description of the Business

We are one of North America’s and Australia’s largest integrated providers of accommodations services for people working in remote locations. Our scalable modular facilities provide long-term and temporary work force accommodations where traditional infrastructure is insufficient, inaccessible or not cost effective. Once facilities are deployed in the field, we also provide catering and food services, housekeeping, laundry, facility management, water and wastewater treatment, power generation, communications and redeployment logistics. Our accommodations support workforces in the Canadian oil sands and in a variety of oil and natural gas drilling, mining and related natural resource applications as well as disaster relief efforts, primarily in Canada, Australia and the United States. We operate in three principal reportable business segments – Canadian, Australian and U.S.

Spin-off

On May 5, 2014, the Oil States International, Inc. (Oil States) board of directors approved the separation of its Accommodations Segment (Accommodations) into a standalone, publicly traded company, Civeo Corporation (Civeo). In accordance with the Separation and Distribution Agreement, the two companies were separated by Oil States distributing to its stockholders all 106,538,044 shares of common stock of Civeo it held after the market closed on May 30, 2014 (the Spin-Off). Each Oil States stockholder received two shares of Civeo common stock for every one share of Oil States stock held at the close of business on the record date of May 21, 2014. In conjunction with the separation, Oil States received a private letter ruling from the Internal Revenue Service to the effect that, based on certain facts, assumptions, representations and undertakings set forth in the ruling, for U.S. federal income tax purposes, the distribution of Civeo common stock was not taxable to Oil States or U.S. holders of Oil States common stock. Following the separation, Oil States retained no ownership interest in Civeo, and each company now has separate public ownership, boards of directors and management. A registration statement on Form 10, as amended through the time of its effectiveness, describing the separation was filed by Civeo with the U.S. Securities and Exchange Commission (SEC) and was declared effective on May 8, 2014. On June 2, 2014, Civeo stock began trading the “regular-way” on the New York Stock Exchange under the “CVEO” stock symbol. Pursuant to the Separation and Distribution Agreement with Oil States, on May 28, 2014, we made a special cash distribution to Oil States of $750 million.

In connection with the Spin-Off, on May 28, 2014, we entered into a $650.0 million, 5-year revolving credit facility and a 5-year U.S. term loan facility totaling $775.0 million. For further discussion, see Note 10 – Debt.

As a result of the Spin-Off, we incurred certain costs during the year ended December 31, 2014. We recognized a loss on the termination of debt of approximately $3.5 million, in the second quarter 2014, related to unamortized debt issuance costs, which is included in Loss on extinguishment of debt on the accompanying consolidated statements of operations. We recorded transition and formation costs associated with the Spin-Off of approximately $4.3 million for the year ended December 31, 2014, which are included in Spin-off and formation costs on the accompanying consolidated statements of operations. In the second quarter 2014, we recognized a $9.0 million impairment of an intangible asset in Australia, which is included in Impairment expense on the accompanying consolidated statements of operations. Due to the Spin-Off, and the resulting rebranding of our Australian operations from The MAC to Civeo, it was determined that the fair value of an intangible asset associated with The MAC brand had been reduced to nil.

Fourth Quarter 2014 Events

The acceleration in November of the decline in global crude oil prices and forecasts for a potentially protracted period of lower prices have resulted in major oil companies reducing their 2015 capital budgets from 2014 levels. This has had the effect of reducing the near-term allocation of capital to development or expansion projects in the oil sands, which is a major driver of demand for our services in Canada. Likewise in Australia, persistently low metallurgical coal prices continue to negatively impact demand for accommodations in our primary markets. In addition to these operational factors, we expect to be negatively impacted by the continuing weakness in the Canadian and Australian dollars.

Based on our current forecasts for 2015, we expect that we will be required to reduce our outstanding indebtedness in order to comply with the maximum leverage ratio covenant as required under our Credit Facility, particularly in the third and fourth quarters of 2015. Please see Note 10 – Debt for further discussion. This expectation, coupled with our expectations of lower earnings and cash flows in 2015, has caused our expectations surrounding indefinite reinvestment of undistributed earnings of our foreign subsidiaries to change. As a result, we recognized incremental income tax expense of $26.1 million in the fourth quarter 2014. Please see Note 13 – Income Taxes for further discussion.

In late 2014, as a result of the factors noted above, management assessed the carrying value of our long-lived assets, which evaluation included amortizable intangible assets, to determine if they continued to be recoverable based on estimated future cash flows. As a result of the assessment, we recorded impairment losses of $76.2 million during 2014, of which $59.0 million related to our U.S. segment and $17.2 million related to our Canadian segment. Of the $59.0 million impairment related to our U.S. segment, $55.8 million reduced the value of our fixed assets and $3.2 million reduced the value of our amortizable intangible assets. Please see Note 2 – Summary of Significant Accounting Policies – Impairment of Long-Lived Assets and Note 2 – Summary of Significant Accounting Policies – Goodwill and Other Intangible Assets for further discussion.

In addition, the factors noted above were considered during management’s annual goodwill impairment test, which is conducted as of November 30 each year. As a result of the test, we recorded goodwill impairment losses of $202.7 million during 2014, of which $16.6 million related to our U.S. segment and $186.1 million related to our Australian segment.   We continue to have goodwill related to our Canadian segment, which totaled $45.3 million at December 31, 2014. Please see Note 2 – Summary of Significant Accounting Policies – Goodwill and Other Intangible Assets for further discussion.

Redomiciling to Canada

On September 29, 2014, we announced our intention to redomicile the Company to Canada. We expect to execute a “self-directed redomiciling” of the Company as permitted under the U.S. Internal Revenue Code. U.S. federal income tax laws permit a company to change its domicile to a foreign jurisdiction without corporate-level U.S. federal income taxes provided that such company has “substantial business activity” in the relevant jurisdiction. “Substantial business activity” is defined as foreign operations consisting of over 25% of the company’s total (i) revenues, (ii) assets, (iii) employees and (iv) employee compensation. With approximately 50% or more of our operations in Canada based on these metrics, we believe we will qualify for a self-directed redomiciling. We expect to complete the migration in the second or third quarter of 2015. There is no assurance that we will be able to complete the migration in a timely manner or at all, and if completed, we may not achieve the expected benefits.

Basis of Presentation

Prior to the Spin-Off, our financial position, results of operations and cash flows consisted of the Oil States’ Accommodations business and an allocable portion of its corporate costs, which represented a combined reporting entity. The combined financial statements for periods prior to the Spin-Off have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of Oil States. The combined financial statements reflect our historical financial position, results of operations and cash flows as we were historically managed, in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The combined financial statements include certain assets and liabilities that have historically been held at the Oil States corporate level, but are specifically identifiable or otherwise attributable to us. Certain reclassifications have been made to the December 31, 2013 consolidated balance sheet to conform to current year presentation.

All financial information presented after the Spin-Off represents the consolidated results of operations, financial position and cash flows of Civeo. Accordingly:

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Our consolidated statements of operations, comprehensive income, cash flows and changes in stockholders’ equity / net investment for the year ended December 31, 2014 consist of (i) the combined results of the Oil States’ Accommodations business for the five months ended May 30, 2014 and (ii) the consolidated results of Civeo for the seven months ended December 31, 2014. Our consolidated statements of operations, comprehensive income, cash flows and changes in stockholders’ equity / net investment for the years ended December 31, 2013 and 2012 consist entirely of the combined results of the Oil States’ Accommodations business.

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Our consolidated balance sheet at December 31, 2014 consists of the consolidated balances of Civeo, while at December 31, 2013, it consists entirely of the combined balances of the Oil States’ Accommodations business.

The assets and liabilities in our consolidated financial statements have been reflected on a historical basis, as immediately prior to the Spin-Off all of the assets and liabilities presented were wholly owned by Oil States and were transferred within the Oil States consolidated group. All intercompany transactions and accounts have been eliminated. All affiliate transactions between Civeo and Oil States have been included in these consolidated financial statements.

Unless otherwise stated or the context otherwise indicates, all references in these consolidated financial statements to “Civeo,” “the Company,” “us,” “our” or “we” for the time period prior to the separation mean the Accommodations business of Oil States. For time periods after the separation, these terms refer to the legal entity Civeo Corporation and its consolidated subsidiaries.

The consolidated financial statements for periods prior to the Spin-Off included expense allocations for: (1) certain corporate functions historically provided by Oil States, including, but not limited to finance, legal, risk management, tax, treasury, information technology, human resources, and certain other shared services; (2) certain employee benefits and incentives; and (3) equity-based compensation. These expenses were allocated to us on the basis of direct usage when identifiable, with the remainder allocated based on estimated time spent by Oil States personnel, a pro-rata basis of headcount or other relevant measures of Oil States and its subsidiaries. We consider the basis on which the expenses were allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. The allocations may not, however, reflect the expense we would have incurred as an independent, publicly traded company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, which functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. Following the Spin-Off, we are performing these functions using our own resources or purchased services. For an interim period, however, some of these functions continued to be provided by Oil States under a Transition Services Agreement, which extended for a period of up to nine months from the date of the Spin-Off, depending on the service being provided. See Note 18 – Related Party Transactions.

Oil States used a centralized approach to the cash management and financing of its U.S. operations. Prior to February 2014, cash from our U.S. operations was transferred to Oil States daily and Oil States funded our U.S. operating and investing activities as needed. Accordingly, the cash and cash equivalents held by Oil States at the corporate level were not allocated to us for any of the periods presented prior to February 2014. We reflected the transfer of cash to and from Oil States as a component of “Net Investment of Oil States International, Inc.” on our consolidated balance sheet. We have not included interest expense for intercompany cash advances from Oil States, since historically Oil States has not allocated interest expense related to intercompany advances to any of its businesses. Beginning in February 2014, we established Civeo cash accounts and funded a portion of our U.S. operating and investing activities.